Derivative Liabilities (Details Narrative) - USD ($)	9 Months Ended
	Aug. 31, 2016	Feb. 28, 2018	Nov. 30, 2017	Feb. 29, 2016	Nov. 30, 2015
Estimated fair value of derivative liability		$ 424,957	$ 362,091
Derivative Liability [Member]
Estimated fair value of derivative liability				$ 387,345	$ 383,396
Additional derivative liabilities	$ 202,897
Amortization of debt discount	97,373
Loss on derivative liabilities	$ 42,045